Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract assets:
Current	$ 49,000	$ 53,000
Non-current	69,000	75,000
Contract with customer, asset, net	118,000	128,000
Contract liabilities:
Current	(104,000)	(108,000)
Non-current	(47,000)	(62,000)
Contract with customer, liability	$ (151,000)	$ (170,000)